Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Common Stock, $0.10 Par Value	Capital In Excess of Par	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Non-controlling Interest
Beginning balance at Dec. 31, 2015	$ 1,908.3	$ 18.6	$ 417.7	$ 3,385.0	$ (457.3)	$ (1,498.3)	$ 42.6
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	211.7			209.1			2.6
Stock compensation plans	24.2		19.9			4.3
Excess tax benefits from share-based compensation	(0.4)		(0.4)
Shares for benefit plan trust, increase	0.4					0.4
Net pension and other benefit actuarial gains (losses) and prior service cost, net of income tax	12.3				12.3
Net hedging gains (losses) and other, net of income tax	13.3				13.3
Foreign currency translation adjustments	(48.7)				(46.7)		(2.0)
Dividends	(88.6)			(88.6)
Repurchases of common stock	(13.0)					(13.0)
Transactions with noncontrolling interests, decrease	(26.5)		(18.6)				(7.9)
Ending balance at Dec. 31, 2016	1,993.0	18.6	418.6	3,505.5	(478.4)	(1,506.6)	35.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	538.4			535.8			2.6
Stock compensation plans	42.6		33.0			9.6
Excess tax benefits from share-based compensation	2.9
Shares for benefit plan trust, decrease	(0.2)					(0.2)
Net pension and other benefit actuarial gains (losses) and prior service cost, net of income tax	52.2				52.2
Net hedging gains (losses) and other, net of income tax	(1.9)				(1.9)
Foreign currency translation adjustments	186.6				187.8		(1.2)
Dividends	(88.9)			(88.9)
Repurchases of common stock	(2.4)					(2.4)
Noncontrolling interests associated with an acquisition	12.7						12.7
Transactions with noncontrolling interests, decrease	(25.0)		(0.9)				(24.1)
Ending balance at Dec. 31, 2017	2,707.1	18.6	450.7	3,952.4	(240.3)	(1,499.6)	25.3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	511.5			502.1			9.4
Stock compensation plans	33.7		26.5			7.2
Excess tax benefits from share-based compensation	3.8
Shares for benefit plan trust, increase	0.1					0.1
Net pension and other benefit actuarial gains (losses) and prior service cost, net of income tax	20.7				20.7
Net hedging gains (losses) and other, net of income tax	6.0				6.0
Foreign currency translation adjustments	(100.8)				(95.3)		(5.5)
Dividends	(120.2)			(120.2)
Repurchases of common stock	(206.8)					(206.8)
Transactions with noncontrolling interests, decrease	359.1		299.0				60.1
Ending balance at Dec. 31, 2018	$ 3,210.4	$ 18.6	$ 776.2	$ 4,334.3	$ (308.9)	$ (1,699.1)	$ 89.3